Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Total bonus awards	£ 496,000,000	£ 448,000,000	£ 356,000,000
Bonus awards as a % of operating profit before tax and bonus awards	6.00%	7.00%
March cash award per employee	£ 2,000	£ 2,000
Bonus awards
Operating expenses
Total bonus awards	£ 496,000,000	448,000,000
Change %	11.00%
Deferred cash awards
Operating expenses
Total bonus awards	£ 438,000,000	£ 387,000,000
Change %	13.00%
Proportion of bonus awards that are deferred	88.00%	86.00%
Deferred share awards
Operating expenses
Total bonus awards	£ 58,000,000	£ 61,000,000
Change %	(5.00%)
Proportion of bonus awards that are deferred	12.00%	14.00%